The attached are incorporated by reference herein to the annual reports filed by and on behalf of the following:

The Alger American Fund, filed February 23, 1998
     Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American
     Leveraged AllCap
Berger Institutional Products Trust, filed February 27, 1998
     Portfolios which include: Berger/BIAM IPT-International Fund
Canada Life of America Series Fund, Inc., filed March 3, 1998
     Portfolios which include: Money Market; Managed; Bond; Value Equity, International Equity; and Capital.
Dreyfus Variable Investment Fund, filed March 3, 1998
     Portfolios which include: Dreyfus Growth and Income
The Dreyfus Socially Responsible Growth Fund, Inc., filed March 3, 1998
     Portfolios which include: Dreyfus Socially Responsible
Fidelity Investments Variable Insurance Products Fund, filed February, 24, 1998
     Portfolios which include: Fidelity VIP Growth; Fidelity VIP High Income; and Fidelity VIP Overseas
Fidelity Investments Variable Insurance Products Fund II, filed February 24,
1998
     Portfolios which include: Fidelity VIP II Asset Manager; and Fidelity VIP II Index 500
Seligman Portfolios, Inc., filed March 2, 1998
     Portfolios which include: Communications and Information; and Frontier
The Montgomery Funds III, filed February 11, 1998
     Portfolios which include; Montgomery Variable Series Emerging Markets Fund; and Montgomery Variable Series Growth Fund

[CANADA LIFE LETTERHEAD]

                                                          CANADA LIFE INSURANCE
                                                          COMPANY OF AMERICA

March 1998                                                P.O. BOX 105662
                                                          ATLANTA, GA 30348-5662

                                                               (770) 953-1959
                                                               (800) 905-1959
                                                          FAX: (888) 670-4836


Dear VariFund (TM) Policyowner:

Enclosed for your review are the Canada Life of America Series Fund Annual Report, the Annual Reports for the Fidelity Investment Variable Insurance Products Fund and Fidelity Investments Variable Insurance Products II, the Seligman Portfolios Inc., the Dreyfus Variable Investment Fund, the Montgomery Variable Funds III, the Berger/BIAM Fund and the Alger American Fund for the period ending December 31, 1997. We encourage you to review this information and refer to it as needed throughout the year.

Also we are pleased to provide you with the enclosed two supplements to the VariFund Variable Annuity prospectus dated May 1, 1997. The first supplement provides the information on amended tax laws that allow for the use of both Simple IRAs and Roth IRAs. For more information on the new IRA plans, please contact your Registered Representative. The second supplement announces a manager change for the Canada Life of America Series Fund Capital Portfolio.

For your convenience, the tear-off form below is provided to allow you to make an additional payment to your VariFund contract. A postage paid envelope is also enclosed.

Sincerely,



/s/Alex Sywak
Alex J. Sywak
Senior Marketing Coordinator
-------------------------------------------------------------------------------

Policyowner(s):                             Policy Number
               -----------------------                   ----------------------

If you are changing allocation, please complete the following:

    This payment only
----
    This payment and all future payments
----
    Re-allocate all current assets
----


   % Money Market                                               % Fidelity VIP Overseas
---                                                          ---
   % Managed                                                    % Fidelity VIP II Asset Manager
---                                                          ---
   % Bond                                                       % Fidelity Index 500
---                                                          ---
   % Value Equity                                               % Dreyfus Growth & Income
---                                                          ---
   % Capital                                                    % Dreyfus Socially Responsible
---                                                          ---
   % International Equity                                       % Alger Small Cap
---                                                          ---
   % Seligman Frontier                                          % Alger Growth
---                                                          ---
   % Seligman Communication & Information                       % Alger MidCap
---                                                          ---
   % Fidelity VIP Growth                                        % Alga Leveraged AllCap
---                                                          ---
   % Fidelity VIP High Income                                   % Montgomery Emerging Markets
---                                                          ---
   % Fixed Account  (Specify 1, 3, 5, 7 or 10 Years*)           % Montgomery Growth
---                                                          ---
   % Berger/BIAM IPT International
---

Total must equal 100%. Please make checks payable to Canada Life Insurance Company of America



----------------------                 ----------------------------------------
     Date                                       Contract Owner Signature


*3,5,7 and 10 Years are subject to state approvals


                  6201 POWERS FERRY RD., NW ATLANTA, GA 30339


                                          V A R I F U N D(TM)       A N N U I T Y
===================================================================================================================================
VARIABLE SUB-ACCOUNT PERFORMANCE                                   AVERAGE ANNUAL TOTAL RETURNS FOR PERIOD ENDING DECEMBER 31, 1997
                                                                                                        ASSUMING CONTRACT CONTINUES

                                                             ONE          THREE      FIVE         TEN        SINCE        INCEPTION
PORTFOLIO TYPE            PORTFOLIO                          YEAR          YEAR      YEAR         YEAR      INCEPTION         DATE
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS       Alger American Growth                23.90%       23.00%     17.57%        N/A       17.71%        01/08/89
                        Alger American Leveraged All Cap     17.92%         N/A        N/A         N/A       31.65%        01/25/95
                        Alger American MidCap Growth         13.31%       21.18%       N/A         N/A       20.34%        05/03/93
                        Alger American Small Capitalization   9.75%       17.04%     11.02%        N/A       17.52%        09/20/88
                        CLASF Capital                        19.23%       20.45%       N/A         N/A       13.87%        04/23/93
                        CLASF Value Equity                   25.13%       17.11%     10.95%        N/A       10.71%        12/04/89
                        Dreyfus Growth & Income              14.50%       28.87%       N/A         N/A       21.85%        05/02/94
                        Dreyfus Socially Responsible         26.55%       26.12%       N/A         N/A       19.77%        10/07/93
                        Fidelity Index 500                   30.75%       28.88%     18.18%        N/A       18.14%        08/27/92
                        Fidelity VIP Growth                  21.67%       22.42%     16.29%      15.49%      13.90%        10/09/86
                        Montgomery Growth                    26.68%         N/A        N/A         N/A       28.35%        02/09/96
                        Seligman Frontier                    14.62%       22.53%       N/A         N/A       22.65%        10/11/94
                        -----------------------------------------------------------------------------------------------------------
INTERNATIONAL           Berger-IPT International               N/A          N/A        N/A         N/A       (2.97)%"      05/01/97
                        CLASF International Equity            2.78%         N/A        N/A         N/A        9.17%        04/24/95
                        Fidelity VIP Overseas                 9.91%        9.79%     12.44%       8.02%       6.64%        01/28/87
                        Montgomery Emerging Markets          (2.05)%        N/A        N/A         N/A        1.66%        02/02/96
                        -----------------------------------------------------------------------------------------------------------
SPECIALTY PORTFOLIO      Seligman Communications &           20.43%       20.78%       N/A         N/A       20.55%        10/11/94
                          Information
                        -----------------------------------------------------------------------------------------------------------
BALANCED                CLASF Managed                        15.92%       13.21%      8.79%        N/A        8.88%        12/04/89
                        Fidelity VIP II Asset Manager        18.88%       15.66%     11.32%        N/A       11.10%        09/06/89
                        -----------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIOS CLASF Bond                            6.49%        8.12%      5.43%        N/A        6.27%        12/04/89
                        Fidelity VIP High Income             15.94%       15.68%     12.26%      11.18%      10.83%        09/19/85
                        -----------------------------------------------------------------------------------------------------------
MONEY MARKETS           CLASF Money Markets                   3.42%        3.32%      2.58%        N/A        2.94%        12/04/89

CLASF Money Market Portfolio current yield (annualized yield for a seven day period ended December 31, 1997) is 5.43%. VariFund Fixed Accounts rate was 4.75% as of January 1, 1998. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after the deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results.
Investment returns and principal value may fluctuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1989 reflect performance if Varifund existed at the inception of those portfolios. Contact your registered representative or call Canada Life Insurance Company of America at (800) 905-1959 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money. Actual cumulative return since inception.

                                                VARIABLE SUB-ACCOUNT PERFORMANCE
                                                --------------------------------
    Average Annual Total Returns For Periods Ending December 31, 1997 - Assuming
                                        Contract Is Surrendered At End Of Period

PORTFOLIO TYPE               PORTFOLIO                                  ONE     THREE
                                                                        YEAR    YEAR
-----------------------------------------------------------------------------------------

Equity Portfolios          Alger American Growth                        18.50%   22.00%
                           Alger American Leveraged AllCap              12.52%   N/A
                           Alger American MidCap Growth                  7.91%   20.15%
                           Alger American Small Capitalization           4.35%   15.93%
                           CLASF Capital                                13.83%   19.41%
                           CLASF Value Equity                           19.73%   16.01%
                           Dreyfus Growth & Income                       9.10%   27.96%
                           Dreyfus Socially Responsible                 21.15%   25.17%
                           Fidelity Index 500                           25.35%   27.97%
                           Fidelity VIP Growth                          16.27%   21.41%
                           Montgomery Growth                            21.28%   N/A
                           Seligman Frontier                             9.22%   21.52%

                       ------------------------------------------------------------------

International              Berger-IPT International                      N/A     N/A
                           CLASF International Equity                   (2.62)%  N/A
                           Fidelity VIP Overseas                         4.51%    8.53%
                           Montgomery Emerging Markets                  (7.45)%  N/A

                       ------------------------------------------------------------------

Speciality Portfolio       Seligman Communications & Information        15.03%   19.74%

                       ------------------------------------------------------------------

Balanced                   CLASF Managed                                10.52%   12.03%
                           Fidelity VIP II Asset Manager                13.48%   14.53%

                       ------------------------------------------------------------------

Fixed Income Portfolios    CLASF Bond                                    1.09%    6.82%
                           Fidelity VIP High Income                     10.54%   14.55%

                       ------------------------------------------------------------------

Money Market               CLASF Money Market                           (1.98%)   1.90%



PORTFOLIO TYPE               PORTFOLIO                                  FIVE     TEN       SINCE           INCEPTION
                                                                        YEAR     YEAR    INCEPTION           DATE
----------------------------------------------------------------------------------------------------------------------

Equity Portfolios          Alger American Growth                       17.28%   N/A      17.71%            01/08/89
                           Alger American Leveraged AllCap             N/A      N/A      30.74%            01/25/95
                           Alger American MidCap Growth                N/A      N/A      19.95%            05/03/93
                           Alger American Small Capitalization         10.66%   N/A      17.52%            09/20/88
                           CLASF Capital                               N/A      N/A      13.39%            04/23/93
                           CLASF Value Equity                          10.59%   N/A      10.71%            12/04/89
                           Dreyfus Growth & Income                     N/A      N/A      21.12%            05/02/94
                           Dreyfus Socially Responsible                N/A      N/A      19.29%            10/07/93
                           Fidelity Index 500                          17.91%   N/A      17.90%            08/27/92
                           Fidelity VIP Growth                         16.00%   15.49%   13.90%            10/09/86
                           Montgomery Growth                           N/A      N/A      26.05%            02/09/96
                           Seligman Frontier                           N/A      N/A      21.76%            10/11/94

                       -----------------------------------------------------------------------------------------------

International              Berger-IPT International                    N/A      N/A      (8.37)%*          05/01/97
                           CLASF International Equity                  N/A      N/A       7.71%            04/24/95
                           Fidelity VIP Overseas                       12.10%   8.02%     6.64%            01/28/87
                           Montgomery Emerging Markets                 N/A      N/A      (1.16)%           02/02/96


                       -----------------------------------------------------------------------------------------------

Speciality Portfolio       Seligman Communications & Information       N/A      N/A      19.63%            10/11/94

                       -----------------------------------------------------------------------------------------------

Balanced                   CLASF Managed                                8.40%   N/A       8.88%            12/04/89
                           Fidelity VIP II Asset Manager               10.97%   N/A      11.00%            09/06/89

                       -----------------------------------------------------------------------------------------------

Fixed Income Portfolios    CLASF Bond                                   4.99%   N/A       6.27%            12/04/89
                           Fidelity VIP High Income                    11.91%   11.18%   10.83%            09/19/85

                       -----------------------------------------------------------------------------------------------

Money Market               CLASF Money Market                           2.08%   N/A       2.94%            12/04/89



The above figures are SEC required "standardized" performance returns which include the deduction of all fees and charges, including the maximum possible sales charge. These figures may not be applicable to your contract, since you may not have to pay these early withdrawal charges. Please see the prospectus for more details. CLASF refers to Canada Life Of America Series Fund, Inc. Fidelity VIP and Fidelity VIP II refer to Fidelity Investments Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II. *Actual cumulative return since inception less the maximum possible sales charge.

Annuities are not deposits of, obligations of, or guaranteed by any depository institution. They are not insured by FDIC or any federal agency, and as such are subject to investment risk including possible loss of principal invested. The FIXED account portion of a variable annuity (NOT the separate accounts) are backed by the issuing insurance company.

Issued By: Canada Life Insurance Company of America, 6201 Powers Ferry Road, N.W. Atlanta, GA 30339

Distributed By: Canada Life of America Financial Services, Inc. 6201 Powers Ferry Road, N.W. Atlanta, GA 30339